Nasdaq-100 Index Fund Investment Objectives and Goals - Nasdaq-100 Index Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nasdaq-100® Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100® Index (the “Index”).